INVESTMENTS (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available for sale securities
Sale of fixed maturity securities	$ 1,913	$ 1,846	$ 849
Sale of equity securities	164	725	303
Other-than-temporary impairments:
Severity	(51)	(73)	(1,510)
Change in intent	(12)	(441)	(958)
Foreign currency declines	(32)	(63)	(112)
Issuer-specific credit events	(1,165)	(2,457)	(3,979)
Adverse projected cash flows	(20)	(5)	(137)
Provision for loan losses	48	(304)	(614)
Foreign exchange transactions	(96)	189	(616)
Derivative instruments	297	138	1,724
Other	(314)	(34)	(160)
Total net realized capital gains (losses)	541	(164)	(5,210)
MetLife
Other-than-temporary impairments:
Total net realized capital gains (losses)	$ (191)	$ 315